Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Variable Series Funds, Inc.
Prospectus Date	rr_ProspectusDate	May 01, 2017
Supplement [Text Block]	bvsfi_SupplementTextBlock
BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock Value Opportunities V.I. Fund

(the “Fund”)

Supplement dated May 1, 2017 to

the Prospectus and the Statement of Additional Information, each dated May 1, 2017, as amended or supplemented to date

This Supplement is substantially similar to the Supplement that was previously filed on March 29, 2017,

except that this Supplement has been updated to reflect the applicable changes made in connection with BlackRock Variable Series Funds, Inc.’s recently filed 485B.

On March 27, 2017, the Board of Directors (the “Board”) of BlackRock Variable Series Funds, Inc. approved certain changes to the Fund. In particular, the Board approved a change in the name of the Fund to “BlackRock Advantage U.S. Total Market V.I. Fund” and certain changes to the Fund’s investment strategies, investment process and policies. These changes included eliminating the Fund’s non-fundamental investment restriction limiting investments in warrants to 5% of its total assets. The Board also approved a reduction in the contractual expense caps for Class I, Class II and Class III Shares. In addition, Fund management has determined to make certain changes to the Fund’s portfolio management team and the benchmark index against which the Fund compares its performance. All of these changes will become effective on or about June 12, 2017.

Effective on or about June 12, 2017, the following changes are made to the Fund’s Prospectus:

Change in the Fund’s Name

The BlackRock Value Opportunities V.I. Fund is renamed BlackRock Advantage U.S. Total Market V.I. Fund.

Change in the Fund’s Investment Strategies and Risks

The section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Value Opportunities V.I. Fund — Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. issuers and derivatives that have similar economic characteristics to such securities. The Fund primarily intends to invest in equity securities or other financial instruments that are components of, or have characteristics similar to, the securities included in the Russell 3000® Index. The Russell 3000® Index is a capitalization-weighted index of equity securities from a broad range of industries chosen for market size, liquidity and industry group representation. The equity securities in which the Fund invests primarily consist of common stock, but may also include preferred stock and convertible securities. From time to time, the Fund may invest in shares of companies through “new issues” or initial public offerings (“IPOs”).

The Fund may use derivatives, including options, futures, swaps, forward contracts and contracts for difference, both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. In order to manage cash flows into or out of the Fund effectively, the Fund may buy and sell financial futures contracts or options on such contracts. Derivatives are financial instruments whose value is derived from another security, a currency or an index, including but not limited to the Russell 3000® Index.

The section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Value Opportunities V.I. Fund — Principal Risks of Investing in the Fund” is amended to add the following risks:

•
Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

•	High Portfolio Turnover Risk — The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

•	“New Issues” Risk — “New Issues” are IPOs of equity securities. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering.

•	Preferred Securities Risk — Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

•	Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

The section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Value Opportunities V.I. Fund — Principal Risks of Investing in the Fund” is amended to delete “Foreign Securities Risk” and “Small Cap and Emerging Growth Securities Risk.”

Change in the Fund’s Performance Information and Benchmark

In the section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Value Opportunities V.I. Fund — Performance Information,” the Russell 3000® Index replaces the S&P SmallCap 600 Value Index as the performance benchmark against which the Fund measures its performance.

Change to the Fund’s Contractual Expense Caps

The section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Value Opportunities V.I. Fund — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. Please refer to your variable annuity or insurance contract (the “Contract”) prospectus for information on the separate account fees and expenses associated with your Contract.

Shareholder Fees (fees paid directly from your investment)

The Fund is not subject to any shareholder fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I Shares	Class II Shares	Class III Shares
Management Fee[1]	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.26%	0.30%	0.29%
Total Annual Fund Operating Expenses	1.01%	1.20%	1.29%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.46)%	(0.50)%	(0.49)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.55%	0.70%	0.80%

[1]	BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates through April 30, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the BlackRock Variable Series Funds, Inc. (the “Corporation”) or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.55% (for Class I Shares), 0.70% (for Class II Shares) and 0.80% (for Class III Shares) of average daily net assets through April 30, 2019. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.07% (for Class I Shares), 0.09% (for Class II Shares) and 0.01% (for Class III Shares) of average daily net assets through April 30, 2019. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Corporation or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect charges imposed by the Contract. See the Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$56	$276	$513	$1,194
Class II Shares	$72	$331	$611	$1,410
Class III Shares	$82	$361	$661	$1,513

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.

BlackRock Value Opportunities V.I. Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bvsfi_SupplementTextBlock
BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock Value Opportunities V.I. Fund

(the “Fund”)

Supplement dated May 1, 2017 to

the Prospectus and the Statement of Additional Information, each dated May 1, 2017, as amended or supplemented to date

This Supplement is substantially similar to the Supplement that was previously filed on March 29, 2017,

except that this Supplement has been updated to reflect the applicable changes made in connection with BlackRock Variable Series Funds, Inc.’s recently filed 485B.

On March 27, 2017, the Board of Directors (the “Board”) of BlackRock Variable Series Funds, Inc. approved certain changes to the Fund. In particular, the Board approved a change in the name of the Fund to “BlackRock Advantage U.S. Total Market V.I. Fund” and certain changes to the Fund’s investment strategies, investment process and policies. These changes included eliminating the Fund’s non-fundamental investment restriction limiting investments in warrants to 5% of its total assets. The Board also approved a reduction in the contractual expense caps for Class I, Class II and Class III Shares. In addition, Fund management has determined to make certain changes to the Fund’s portfolio management team and the benchmark index against which the Fund compares its performance. All of these changes will become effective on or about June 12, 2017.

Effective on or about June 12, 2017, the following changes are made to the Fund’s Prospectus:

Change in the Fund’s Name

The BlackRock Value Opportunities V.I. Fund is renamed BlackRock Advantage U.S. Total Market V.I. Fund.

Change in the Fund’s Investment Strategies and Risks

The section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Value Opportunities V.I. Fund — Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. issuers and derivatives that have similar economic characteristics to such securities. The Fund primarily intends to invest in equity securities or other financial instruments that are components of, or have characteristics similar to, the securities included in the Russell 3000® Index. The Russell 3000® Index is a capitalization-weighted index of equity securities from a broad range of industries chosen for market size, liquidity and industry group representation. The equity securities in which the Fund invests primarily consist of common stock, but may also include preferred stock and convertible securities. From time to time, the Fund may invest in shares of companies through “new issues” or initial public offerings (“IPOs”).

The Fund may use derivatives, including options, futures, swaps, forward contracts and contracts for difference, both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. In order to manage cash flows into or out of the Fund effectively, the Fund may buy and sell financial futures contracts or options on such contracts. Derivatives are financial instruments whose value is derived from another security, a currency or an index, including but not limited to the Russell 3000® Index.

The section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Value Opportunities V.I. Fund — Principal Risks of Investing in the Fund” is amended to add the following risks:

•
Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

•	High Portfolio Turnover Risk — The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

•	“New Issues” Risk — “New Issues” are IPOs of equity securities. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering.

•	Preferred Securities Risk — Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

•	Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

The section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Value Opportunities V.I. Fund — Principal Risks of Investing in the Fund” is amended to delete “Foreign Securities Risk” and “Small Cap and Emerging Growth Securities Risk.”

Change in the Fund’s Performance Information and Benchmark

In the section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Value Opportunities V.I. Fund — Performance Information,” the Russell 3000® Index replaces the S&P SmallCap 600 Value Index as the performance benchmark against which the Fund measures its performance.

Change to the Fund’s Contractual Expense Caps

The section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Value Opportunities V.I. Fund — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. Please refer to your variable annuity or insurance contract (the “Contract”) prospectus for information on the separate account fees and expenses associated with your Contract.

Shareholder Fees (fees paid directly from your investment)

The Fund is not subject to any shareholder fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I Shares	Class II Shares	Class III Shares
Management Fee[1]	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.26%	0.30%	0.29%
Total Annual Fund Operating Expenses	1.01%	1.20%	1.29%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.46)%	(0.50)%	(0.49)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.55%	0.70%	0.80%

[1]	BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates through April 30, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the BlackRock Variable Series Funds, Inc. (the “Corporation”) or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.55% (for Class I Shares), 0.70% (for Class II Shares) and 0.80% (for Class III Shares) of average daily net assets through April 30, 2019. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.07% (for Class I Shares), 0.09% (for Class II Shares) and 0.01% (for Class III Shares) of average daily net assets through April 30, 2019. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Corporation or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect charges imposed by the Contract. See the Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$56	$276	$513	$1,194
Class II Shares	$72	$331	$611	$1,410
Class III Shares	$82	$361	$661	$1,513

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.